Related party transactions (Details 2) - CNY (¥) ¥ in Millions	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Tencent Group | Commission service revenue from cooperation on advertising business
Related Party Transaction [Line Items]
Revenues		¥ 44	¥ 248
Tencent Group | Services provided and products sold
Related Party Transaction [Line Items]
Revenues		77	553
Tencent Group | Services received and purchases
Related Party Transaction [Line Items]
Operating expenses		1,314	5,010
Dada Group | Non-compete agreement
Related Party Transaction [Line Items]
Other income		13	77
Dada Group | Services provided and products sold
Related Party Transaction [Line Items]
Revenues		135	523
Dada Group | Services received
Related Party Transaction [Line Items]
Operating expenses		212	1,087
ATRenew Group | Services provided and products sold
Related Party Transaction [Line Items]
Revenues	¥ 845	806	894
ATRenew Group | Services received
Related Party Transaction [Line Items]
Operating expenses		4	31
JD Technology | Loan
Related Party Transaction [Line Items]
Other income	287	301	253
JD Technology | Services provided and products sold
Related Party Transaction [Line Items]
Revenues	1,696	1,044	882
JD Technology | Payment processing and other services received
Related Party Transaction [Line Items]
Operating expenses	13,833	11,494	8,762
Property Funds | Loan
Related Party Transaction [Line Items]
Other income	56	43	39
Property Funds | Lease and property management services received
Related Party Transaction [Line Items]
Operating expenses	¥ 1,681	¥ 1,249	¥ 1,180